ADVANCE TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Advances to suppliers
Advances to suppliers	R$ 1,256,468	R$ 1,257,630
Current	106,636	170,481
Non current	1,149,832	1,087,149
Forestry Development Program
Advances to suppliers
Advances to suppliers	1,149,832	1,087,149
Advance to suppliers
Advances to suppliers
Advances to suppliers	R$ 106,636	R$ 170,481